Risks and Uncertainties (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2024	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Risks and Uncertainties [Line Items]
Deposited with financial institutions	$ 35,489,738		$ 57,802,514	$ 4,521,043
Maximum balance limit | ¥					¥ 500,000
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Maximum balance limit	$ 800,000			100,000
PRC [Member]
Risks and Uncertainties [Line Items]
Maximum balance limit | $				$ 70,000.00
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	42.10%	24.10%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	36.80%		42.20%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	19.60%	19.90%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	23.60%		27.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	18.90%	19.10%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	20.40%		11.90%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration Risk, Customer	12.1%
Supplier Concentration Risk [Member] | One Vendor [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk	11.40%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	10.60%		27.30%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk			11.00%